MoA Catholic Values Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended	65 Months Ended	90 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Catholic Values Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	13.77%	15.61%
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	16.20%	16.19%	14.91%	15.17%	14.82%
MoA Catholic Values Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.33%	13.46%	15.25%
Performance Inception Date	Sep. 30, 2020
MoA Catholic Values Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.12%	12.39%	14.19%
MoA Catholic Values Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.02%	10.44%	11.98%